Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class,
and Service Class 2
Freedom Funds
April 30, 2007
Prospectus

Effective June 29, 2007, the VIP Freedom Funds were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

Effective September 4, 2007, the following information replaces the biographical information for Ren Cheng found in the "Fund Management" section on page 24.

Jonathan Shelon is vice president and co-manager of the VIP Freedom Funds (Income, 2005, 2010, 2015, 2020, 2025, 2030), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2001, Mr. Shelon was a quantitative consultant at Callan Associates, Inc.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

VIPFF2K-07-02 August 9,2007
1.828420.103

Supplement to the
Fidelity® Variable Insurance Products
Freedom Lifetime Income Funds
April 30, 2007
Prospectus

Effective June 29, 2007, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, and Freedom Lifetime Income III Portfolio were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

Effective September 4, 2007, the following information replaces the biographical information for Ren Cheng found in the "Fund Management" section on page 18.

Jonathan Shelon is vice president and co-manager of the VIP Freedom Lifetime Income Funds (Income I, Income II, and Income III), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2001, Mr. Shelon was a quantitative consultant at Callan Associates, Inc.

The following information replaces the similar information on the last page.

Investment Company Act of 1940, File Number, 811-05361

VIPFLI-07-02 August 9, 2007
1.832271.103

Supplement to the
Fidelity® Variable Insurance Products
Investor FreedomSM Funds
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Investor Freedom IncomeSM  Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, and VIP Investor Freedom 2030 Portfolio were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

Effective September 4, 2007, the following information replaces the biographical information for Ren Cheng found in the "Fund Management" section on page 23.

Jonathan Shelon is vice president and co-manager of the VIP Investor Freedom Funds (Income, 2005, 2010, 2015, 2020, 2025, 2030), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2001, Mr. Shelon was a quantitative consultant at Callan Associates, Inc.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

VIPIFF-07-02 August 9, 2007
1.828376.103

Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Strategic Income Portfolio was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 11.

Derek Young is vice president and manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361.

VIPSI-07-02 August 9, 2007
1.805596.106

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 43.

Derek Young is vice president and manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 44.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 44.

Effective July 1, 2007, Richard Fentin, portfolio manager of VIP Value Portfolio, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of VIP Value Portfolio. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPINV-07-05 August 9, 2007
1.821023.120

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 47.

Derek Young is vice president and manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 48.

Effective July 1, 2007, Richard Fentin, portfolio manager of VIP Value Portfolio, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of VIP Value Portfolio. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPIS2-07-05 August 9, 2007
1.816774.124

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

Effective September 4, 2007, the following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 45.

Derek Young is vice president and manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 46.

Effective July 1, 2007, Richard Fentin, portfolio manager of VIP Value Portfolio, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of VIP Value Fund. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPICSD-07-06 August 9, 2007
1.816775.124